Tangible Fixed Assets, Vessels Under Construction and Vessel Held Under Finance Lease	6 Months Ended
Jun. 30, 2018
Tangible Fixed Assets, Vessels Under Construction and Vessel Held Under Finance Lease
Tangible Fixed Assets, Vessels Under Construction and Vessel Held Under Finance Lease

5. Tangible Fixed Assets, Vessels Under Construction and Vessel Held Under Finance Lease

        The movements in tangible fixed assets, vessels under construction and vessel held under finance lease are reported in the following table:

	Vessels	Office property and other tangible assets	Total tangible fixed assets	Vessels under construction	Vessel held under finance lease
Cost
As of January 1, 2018	4,217,866	19,224	4,237,090	166,655	228,523
Additions	33,225	3,758	36,983	564,211	145
Transfer from vessels under construction	639,260	—	639,260	(639,260)	—
Transfer under "Other non-current assets"	—	—	—	(1,650)	—
Fully amortized fixed assets	(5,000)	—	(5,000)	—	—

As of June 30, 2018	4,885,351	22,982	4,908,333	89,956	228,668

Accumulated depreciation
As of January 1, 2018	460,815	3,709	464,524	—	14,194
Depreciation expense	70,104	410	70,514	—	3,828
Fully amortized fixed assets	(5,000)	—	(5,000)	—	—

As of June 30, 2018	525,919	4,119	530,038	—	18,022

Net book value
As of December 31, 2017	3,757,051	15,515	3,772,566	166,655	214,329

As of June 30, 2018	4,359,432	18,863	4,378,295	89,956	210,646

        Vessels with an aggregate carrying amount of $4,359,432 as of June 30, 2018 (December 31, 2017: $3,757,051) have been pledged as collateral under the terms of the Group's loan agreements.

        In May 2014, GAS-twenty two Ltd. entered into a shipbuilding contract with Samsung for the construction of an LNG carrier (174,000 cubic meters). The vessel (GasLog Genoa) was delivered on March 29, 2018.

        In June 2014, GAS-twenty four Ltd. and GAS-twenty five Ltd. entered into shipbuilding contracts with Hyundai Heavy Industries Co., Ltd. ("Hyundai") for the construction of two LNG carriers (174,000 cubic meters each). The first vessel, the GasLog Houston, was delivered on January 8, 2018, while the second vessel, the GasLog Hong Kong, was delivered on March 20, 2018.

Vessels under construction

        In May 2014, GAS-twenty three Ltd. entered into a shipbuilding contract with Samsung for the construction of an LNG carrier (174,000 cubic meters). The vessel is expected to be delivered in the first quarter of 2019.

        In September 2016, GAS-twenty nine Ltd. entered into a shipbuilding contract with Samsung for the construction of one LNG carrier (180,000 cubic meters). The vessel is expected to be delivered in the third quarter of 2019.

        On March 21, 2017, GasLog entered into a Heads of Agreement ("HOA") with Samsung for the engineering in relation to the potential FSRU conversion of an existing vessel of the Group. As of June 30, 2018, $3,400 of the cost was paid, in accordance with the payment terms.

        On July 10, 2017, GasLog entered into an agreement with Keppel Shipyard Limited ("Keppel") for the detailed engineering in relation to an FSRU conversion of one vessel. As of June 30, 2018, $4,265 of the cost was paid, in accordance with the payment terms.

        In January 2018, GAS-twenty eight Ltd. entered into a shipbuilding contract with Samsung for the construction of one LNG carrier (180,000 cubic meters). The vessel is expected to be delivered in the second quarter of 2020.

        In March 2018, GAS-thirty one Ltd. entered into a shipbuilding contract with Samsung for the construction of one LNG carrier (180,000 cubic meters). The vessel is expected to be delivered in the second quarter of 2020.

        In May 2018, GAS-thirty Ltd. entered into a shipbuilding contract with Samsung for the construction of one LNG carrier (180,000 cubic meters). The vessel is expected to be delivered in the third quarter of 2020.

        Vessels under construction represent scheduled advance payments to the shipyards as well as certain capitalized expenditures. As of June 30, 2018, the Group has paid to the shipyard $85,000 for the vessels that are under construction and expects to pay the remaining installments as they come due upon each vessel's keel laying, launching and delivery (Note 13).

        The vessels under construction costs as of December 31, 2017 and June 30, 2018 are as follows:

	December 31, 2017	June 30, 2018
Progress shipyard installments	153,116	85,023
Onsite supervision costs	10,570	4,260
Critical spare parts, equipment and other vessel delivery expenses	2,969	673

Total	166,655	89,956